Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 12,392	$ 2,904	$ 1,218
Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 900	$ 600